OTHER LOSS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Loss on disposal of plant and equipment and mining interest	$ (6,502)	$ (4,983)
Change in fair value of warrant investments	(3,261)	(18)
Foreign exchange (loss), net	(58,462)	(16,208)
Other	(4,264)	2,392
Other loss, net	(72,489)	$ (18,817)
Expense of restructuring activities	$ 5,600